Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the nine month periods ended September 30, 2018 and 2019, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of income:

	Nine months ended September 30, 2018	Nine months ended September 30, 2019
Management fees-related party
Management fees (a)	$87,360	$100,360

Included in Voyage expenses
Charter hire commissions (b)	$—	$36,839

Included in Interest and finance costs
Interest expenses (c)	$—	$23,333

As of December 31, 2018 and September 30, 2019 balances with related parties consisted of the following:

	December 31, 2018	September 30, 2019
Assets:
Working capital advances granted to the Manager (a)	$176,434	$371,199

Included in Accrued Liabilities:
Charter hire commission charges due to Alexandria (b)	$—	$1,140
Total liabilities due to related party, current	$—	$1,140
Related party debt (c)	$—	$5,000,000
Total liabilities due to related party, non-current	$—	$5,000,000